Stockholders' Equity (Details) - USD ($)			1 Months Ended		12 Months Ended
	May 01, 2014	Oct. 01, 2013	Nov. 18, 2014	Apr. 22, 2014	Dec. 31, 2014	Dec. 31, 2013
Stockholders' Equity (Textual)
Issuance of common stock for services, Shares		1,000,000	83,334
Issuance of common stock for services, Value		$ 220,000	$ 25,000
Shares vested	500,000	500,000
Professional fees amount of related to the shares issued to the consultant						$ 160,000
Shares terminated during the period, Shares				500,000
Director [Member]
Stockholders' Equity (Textual)
Stock options issued, Shares					112,500
Sale of stock price					$ 0.20